UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Colden Capital Advisers LLC

Address:  230 Park Avenue, 7th Floor
          New York, New York  10169



13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin McLaughlin
Title:  Chief Financial Officer
Phone:  (212) 499-2550


Signature, Place and Date of Signing:


/s/ Kevin McLaughlin                 New York, N.Y.                8/06/03
--------------------            ------------------------           -------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total:  $71,389
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                          Name

  1             28-06371                      Colden Capital Management LLC
----       -------------------                ------------------------------

                        FORM 13F INFORMATION TABLE


                                       Title
                                        of
Name of Issuer                         Class   CUSIP     Market Value Unit Factor  Sh/ Put/ Invstmt  Other       Voting Authority
                                                                                   Prn Call Discretn Managers   Sole   Shared  None
Airborne, Inc.                         Common  009269101        627    30,000      Sh       Sole                30,000
Concord EFS, Inc.                      Common  206197105      2,386   162,100      Sh       Sole                162,100
General Motors Corporation - Class H   Common  370442832        256    20,000      Sh       Sole                20,000
Gucci Group                            Common  401566104     22,500   250,000      Sh  Call Sole                250,000
HSBC Holdings plc                        ADR   404280406      7,957   134,612      Sh       Sole                134,612
J.D. Edwards & Company                 Common  281667105        625    50,000      Sh  Put  Sole                50,000
Monsanto Company                       Common  61166W101        758    35,036      Sh       Sole                35,036
Neuberger Berman Inc.                  Common  641234109        400    10,000      Sh  Put  Sole                10,000
Northrop Grumman Corporation           Common  666807102      7,008    81,213      Sh       Sole                81,213
Peoplesoft, Inc.                       Common  712713106      1,143    65,090      Sh       Sole                65,090
Peoplesoft, Inc.                       Common  712713106      1,000    50,000      Sh  Call Sole                50,000
Peoplesoft, Inc.                       Common  712713106        438    25,000      Sh  Call Sole                25,000
Pfizer Inc.                            Common  717081103     18,043   528,338      Sh       Sole                528,338
Port Financial Corp.                   Common  734119100      4,084    75,800      Sh       Sole                75,800
Veridian Corporation                   Common  92342R203      3,423    98,100      Sh       Sole                98,100
WilTel Communications, Inc.            Common  972487102        741    50,000      Sh       Sole                50,000

                                                             71,389




03164.0001 #421704